Taxation - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Loss before income tax	€ (109,778)	€ (304,656)	€ (319,320)
Income tax expense at statutory tax rate, Amount	€ 28,323	€ 78,601	€ 79,830
Income tax expense at statutory tax rate, Percent	(25.80%)	(25.80%)	(25.00%)
Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions, Amount	€ 31	€ 165	€ 0
Impact of different tax rates of local jurisdictions, Percentage	0.00%	(0.10%)	0.00%
Non-taxable income, Amount	€ 96	€ 7,987	€ 0
Non-taxable income, Percentage	(0.10%)	(2.60%)	0.00%
Non-deductible expenses, Amount	€ (8,387)	€ (68,372)	€ (74,033)
Non-deductible expenses, Percentage	7.60%	22.40%	23.20%
Temporary differences for which no deferred tax is recognized, Amount	€ (9,305)	€ (2,412)	€ (5,997)
Temporary differences for which no deferred tax is recognized, Percentage	8.50%	0.80%	1.90%
Adjustments in respect of current income tax of previous years	€ (34)	€ (64)	€ 0
Adjustments previous year	0.00%	0.00%	0.00%
(De)recognition of (un)recognized deferred tax assets, Amount	€ (11,152)	€ (16,464)	€ (152)
(De)recognition of (un)recognized deferred tax assets, Percentage	10.20%	5.40%	0.00%
Other, Amount	€ (76)	€ (77)	€ 0
Other, Percentage	0.10%	0.00%	0.00%
Effective tax (rate), Amount	€ (504)	€ (636)	€ (352)
Effective tax (rate), Percentage	0.50%	0.20%	0.10%